Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001046292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2018
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017